Expense Example, No Redemption {- Fidelity Advisor Freedom® 2060 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2060 Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 671
3 Years	875
5 Years	1,096
10 Years	1,729
Class M
Expense Example, No Redemption:
1 Year	473
3 Years	733
5 Years	1,012
10 Years	1,808
Class C
Expense Example, No Redemption:
1 Year	178
3 Years	551
5 Years	949
10 Years	1,864
Class I
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	930
Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	$ 810